SCHEDULE 1 STATEMENTS OF OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating expenses:
Research and development	$ (31,124)	$ (25,994)	$ (23,739)
General and administrative	(10,330)	(8,764)	(8,573)
Selling and marketing	(2,175)	(2,057)	(1,281)
Total operating expenses	(44,449)	(36,815)	(33,593)
(Loss) income before income taxes	(39,493)	(13,219)	(13,475)
Interest income	9,611	12,358	13,240
(Loss) income before income taxes, equity in net income (loss) of equity method investees and non-controlling interest	(32,725)	789	(1,479)
Income tax expenses	1,796	(403)	(772)
Share of net income (loss) of an equity method investee	566	(264)	41
Net (loss) income attributable to Actions Semiconductor Co., Ltd. Shareholders	(30,361)	124	(2,202)
Parent Company [Member]
Operating expenses:
Research and development	605	1,017	(944)
General and administrative	(2,515)	(1,626)	(2,190)
Selling and marketing	43	86	(48)
Total operating expenses	(1,867)	(523)	(3,182)
(Loss) income before income taxes	(1,867)	(523)	(3,182)
Gain on disposal of subsidiaries	9,755
Interest income	1	1
(Loss) income before income taxes, equity in net income (loss) of equity method investees and non-controlling interest	7,889	(522)	(3,182)
Income tax expenses			(150)
Share of net income (loss) of subsidiaries, net of taxes	(38,266)	848	1,080
Share of net income (loss) of an equity method investee	16	(202)	50
Net (loss) income attributable to Actions Semiconductor Co., Ltd. Shareholders	$ (30,361)	$ 124	$ (2,202)